DEBT, Schedule of Debt (Details) - USD ($) $ in Thousands		Mar. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2019	Jul. 24, 2019	May 10, 2019	Mar. 31, 2019
Debt [Abstract]
Total debt		$ 561,124						$ 1,448,624
Unamortized debt issuance cost		0						(21,771)
Total debt, net		561,124						1,426,853
Less short-term borrowings and current maturities of long-term debt		(45,739)						(1,418,630)
Total long-term debt		515,385						8,223
Interest rate				8.75%			8.75%
Adjustment of debt		$ 57,700
8.75% Senior Secured Notes due 2023
Debt [Abstract]
Interest rate					8.75%
6.25% Senior Notes due 2022
Debt [Abstract]
Interest rate				6.25%
4.5% Convertible Senior Notes due 2023
Debt [Abstract]
Interest rate		4.50%		4.50%
DIP Credit Agreement
Debt [Abstract]
Total debt						$ 150,000
Lombard Debt
Debt [Abstract]
Adjustment of debt			$ 30,000
PK Air Debt
Debt [Abstract]
Total debt		$ 230,000
Senior Notes | 8.75% Senior Secured Notes due 2023
Debt [Abstract]
Total debt	[1],[2]	$ 0						$ 347,400
Interest rate		8.75%						8.75%
Senior Notes | 6.25% Senior Notes due 2022
Debt [Abstract]
Total debt	[2]	$ 0						$ 401,535
Interest rate		6.25%						6.25%
Convertible Debt | 4.5% Convertible Senior Notes due 2023
Debt [Abstract]
Total debt	[2],[3]	$ 0						$ 112,944
Interest rate		4.50%						4.50%
Secured Debt | 8.75% Senior Secured Notes due 2023
Debt [Abstract]
Interest rate				8.75%
Secured Debt | Lombard Debt
Debt [Abstract]
Total debt	[4]	$ 136,180						$ 183,450
Secured Debt | Macquarie Debt
Debt [Abstract]
Total debt	[4]	148,165						171,028
Secured Debt | PK Air Debt
Debt [Abstract]
Total debt	[4]	207,326						212,041
Other Debt | Macquarie Debt
Debt [Abstract]
Adjustment of debt			11,700
Other Debt | PK Air Debt
Debt [Abstract]
Adjustment of debt			13,300
Other Debt | Airnorth Debt
Debt [Abstract]
Total debt	[4]	7,618						11,058
Adjustment of debt			$ 700
Other Debt | Humberside Debt
Debt [Abstract]
Total debt		335						0
Other Debt | Other Debt
Debt [Abstract]
Total debt		0						9,168
Term Loan
Debt [Abstract]
Total debt		$ 61,500						$ 0

[1]	The carrying value is net of unamortized discount of $2.6 million as of March 31, 2019 (Predecessor).
[2]	These debt instruments were settled in accordance with the Plan. See Note 8 for further details.
[3]	The carrying value is net of unamortized discount of $30.8 million as of March 31, 2019 (Predecessor).
[4]	In connection with the Company's emergence from bankruptcy and the application of ASC 852, the Company adjusted debt to its respective fair value at the Effective Date by a reduction of $57.7 million. The unamortized discounts as of March 31, 2020 (Successor) were as follows: $26.4 million for the Lombard Debt, $11.1 million for the Macquarie Debt, $12.6 million for the PK Air Debt and $0.6 million for the Airnorth Debt.